Reserve Factoring - Additional Information (Details)	12 Months Ended
Dec. 31, 2023
Bottom of range
Disclosure of Factoring [Line Items]
Interest rate on factoring	1.19%
Top of range
Disclosure of Factoring [Line Items]
Interest rate on factoring	1.27%